Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of trade and other receivables

	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Current receivables
Trade receivables	-	1,649	3,866
Contract assets	254	893	694
Other current assets	67	66	-
Prepayments	79	277	787
Other receivables	9,644	4,027	3,055
Deposits	-	-	504
Current tax receivable	-	175	182
Total	10,044	7,087	9,088

Schedule of analysis of trade receivables	Analysis of trade receivables:
	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Trade receivables	-	1,649	3,866
Less: credit note provision	-	-	-
Total	-	1,649	3,866

Schedule of maximum exposure to credit risk for trade receivables

The maximum exposure to credit risk for trade receivables by geographic region was:

	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Australia	-	1,451	2,684
Netherlands	-	198	1,182
Total	-	1,649	3,866

Schedule of aging of the trade receivables, net of provisions	The aging of the trade receivables, net of provisions is:
	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
0-90 days	-	1,410	3,306
Greater than 90 days	-	239	560
Total	-	1,649	3,866